Income Taxes	12 Months Ended
Oct. 31, 2023
Text Block [Abstract]
Income Taxes
Note 22: Income Taxes
We report our provision for income taxes in our Consolidated Statement of Income based upon transactions recorded in our consolidated financial statements regardless of when they are recognized for income tax purposes, with the exception of repatriation of retained earnings from our subsidiaries, as noted below.
In addition, we record an income tax expense or benefit in other comprehensive income or directly in equity when the taxes relate to amounts recorded in other comprehensive income or equity. For example, income tax expense (recovery) on hedging gains (losses) related to our net investment in foreign operations is recorded in our Consolidated Statement of Comprehensive Income as part of net gains (losses) on translation of net foreign operations.
Current tax is the amount of income tax recoverable (payable) in respect of the taxable loss (profit) for a period. Deferred tax is recognized on temporary differences between the carrying amounts of assets and liabilities for accounting and tax purposes. Deferred tax assets and liabilities are measured at the tax rates expected to apply when temporary differences reverse. Changes in deferred tax assets and liabilities related to a change in tax rates are recorded in income in the period the tax rate is substantively enacted, except to the extent that the tax arises from a transaction or event that is recognized either in other comprehensive income or directly in equity. Current and deferred taxes are offset only when they are levied by the same tax authority, on the same entity or group of entities, and when there is a legal right to offset.

Included in deferred tax assets is $
6

million ($nil million as at October 31, 2022) related to Canadian tax loss carryforwards and $7 million ($
10
 million as at October 31, 2022) related to both U.S. tax loss carryforwards and tax credits that will expire in various amounts in U.S. taxation years from 2023 through
2042
. On the evidence available, including management projections of income, we believe it is probable that there will be sufficient taxable income generated by our business operations to support these deferred tax assets. The amount of tax on temporary differences, unused tax losses and unused tax credits for which no deferred tax asset is recognized in our Consolidated Balance Sheet as at October 31, 2023 is $
1,018
 million ($
922
 million
as at
 October 31, 2022), of which $
74
 million ($
36
 million in 2022) is scheduled to expire within five years. Deferred tax assets have not been recognized in respect of these items because it is not probable that these benefits will be realized.

Income that we earn
thr
ough our foreign subsidiaries is generally taxed in the country in which they operate. Income that we earn through our foreign branches is also generally taxed in the country in which they operate. Canada also taxes the income we earn through our foreign branches and a credit is allowed for certain foreign taxes paid on such income. Repatriation of earnings from certain foreign subsidiaries would require us to pay tax on certain of these earnings. As repatriation of such earnings is not planned in the foreseeable future, we have not recorded a related deferred tax liability. The taxable temporary differences associated with the repatriation of earnings from investments in certain subsidiaries, branches, associates and interests in joint ventures for which deferred tax liabilities have not been recognized totalled $24 billion as at October 31, 2023 ($24 billion as at October 31, 2022).
Provision for Income Taxes

(Canadian $ in millions)	2023	2022
Consolidated Statement of Income
Current
Provision for income taxes for the current period	2,220	3,889
Adjustments for prior periods	(2)	(15)
Deferred
Origination and reversal of temporary differences	(711)	475
Effect of changes in tax rates	(21)	–
	1,486	4,349
Other Comprehensive Income and Equity
Income tax expense (recovery) related to:
Unrealized (losses) on FVOCI debt securities	(35)	(182)
Reclassification to earnings of (gains) on FVOCI debt securities	(11)	(5)
(Losses) on derivatives designated as cash flow hedges	(576)	(1,794)
Reclassification to earnings/goodwill of (gains) losses on derivatives designated as cash flow hedges	366	(114)
Unrealized (losses) on hedges of net foreign operations	(90)	(124)
Gains on remeasurement of pension and other employee future benefit plans	24	239
Gains (losses) on remeasurement of own credit risk on financial liabilities designated at fair value	(103)	465
Unrealized gains on FVOCI equity securities	–	1
Share-based compensation	4	5
	(421)	(1,509)
Total provision for income taxes	1,065	2,840

Components of Total Provision for Income Taxes (Canadian $ in millions)	2023	2022
Canada: Current taxes
Federal	509	1,178
Provincial	278	672
	787	1,850
Canada: Deferred taxes
Federal	(491)	148
Provincial	(269)	85
	(760)	233
Total Canadian	27	2,083
Foreign: Current taxes	933	953
Deferred taxes	105	(196)
Total foreign	1,038	757
Total provision for income taxes	1,065	2,840
Reconciliation to Statutory Tax Rate
Set out below is a reconciliation of our statutory tax rates and income taxes that would be payable at these rates to the effective tax rates and provision for income taxes that we have recorded in our Consolidated Statement of Income:

(Canadian $ in millions, except as noted)	2023		2022
Combined Canadian federal and provincial income taxes at the statutory tax rate	1,630	27.8%	4,757	26.6%
Increase (decrease) resulting from:
Tax-exempt income from securities	(265)	(4.5)	(200)	(1.1)
Foreign operations subject to different tax rates	(233)	(4.0)	(160)	(0.9)
Income attributable to investments in associates and joint ventures	(31)	(0.5)	(57)	(0.3)
Net impact of certain Canadian tax measures	371	6.3	–	–
Other	14	0.2	9	–
Provision for income taxes in our Consolidated Statement of Income and effective tax rate	1,486	25.3%	4,349	24.3%

On December
15, 2022, the Canadian government enacted legislation related to certain tax measures that are applicable to certain Canadian companies in a bank or life insurer group, including a one-time 15% tax (referred to as the Canada Recovery Dividend, or CRD), based on the average taxable income for fiscal 2020 and fiscal 2021, less a $1 billion exemption, payable in equal instalments over five years. The legislation also included a permanent
1.5
% increase in the tax rate, based on taxable income above $
100
million (effective for taxation years that end after April 7, 2022 and pro-rated for the first year). In the first quarter of 2023, we recorded a one-time tax expense of $
371
million in income tax expense, including $
312
 million relating to the CRD, and $
59
million relating to the pro-rated fiscal 2022 impact of the
1.5
% increase in tax rate, net of a related remeasurement of our net deferred tax assets.
Components of Deferred Tax Balances

(Canadian $ in millions)
Deferred Tax Asset (Liability)	Net asset, November 1, 2022	Bank of the West acquisition	Benefit (expense) to income statement	Benefit (expense) to equity	Translation and other	Net asset, October 31, 2023

Allowance for credit losses	605	96	182	–	10	893
Employee future benefits	256	–	21	(14)	1	264
Deferred compensation benefits	708	115	(50)	–	10	783
Other comprehensive income	573	–	–	(51)	–	522
Premises and equipment	(460)	(179)	375	–	(8)	(272)
Pension benefits	(370)	25	(41)	(9)	–	(395)
Goodwill and intangible assets	(244)	(767)	134	–	(36)	(913)
Securities	142	1,086	(286)	–	45	987
Other	(137)	897 (1)	397 (2)	(3)	42	1,196
Net deferred tax assets (liabilities)	1,073	1,273	732	(77)	64	3,065
Comprising
Deferred tax assets	1,175					3,081
Deferred tax liabilities	(102)					(16)
Net deferred tax assets (liabilities)	1,073	–	–	–	–	3,065

(Canadian $ in millions)
Deferred Tax Asset (Liability)	Net asset, November 1, 2021		Benefit (expense) to income statement	Benefit (expense) to equity	Translation and other	Net asset, October 31, 2022
Allowance for credit losses	651		(52)	–	6	605
Employee future benefits	330		(10)	(65)	1	256
Deferred compensation benefits	685		18	–	5	708
Other comprehensive income	(108)		(1)	682	–	573
Premises and equipment	(400)		(59)	–	(1)	(460)
Pension benefits	(148)		(47)	(174)	(1)	(370)
Goodwill and intangible assets	(241)		1	–	(4)	(244)
Securities	(51)		193	–	–	142
Other (3)	377		(518)	(5)	9	(137)
Net deferred tax assets (liabilities)	1,095		(475)	438	15	1,073
Comprising
Deferred tax assets	1,287					1,175
Deferred tax liabilities	(192)					(102)
Net deferred tax assets (liabilities)	1,095		–	–	–	1,073

(1)	Includes the tax impact of deferred revenue and purchase accounting adjustments in connection with our acquisition of Bank of the West.
(2)
Includes the tax impact of interest rate swaps and securities we purchased to mitigate the impact of changes in interest rates in our acquisition of Bank of the West (refer to Note 10 for additional details) and the tax impact of leasing assets.

(3)
Includes the tax impact of the interest rate swaps and securities we purchased to mitigate the impact of changes in interest rates on our acquisition of Bank of the West (refer to Note 10 for additional details) and the tax impact of the legal provision recorded in relation to the lawsuit described in Note 24.

Canadian tax authorities have reassessed us for additional income tax and interest in an amount
of approximately $1,465 million, in respect of certain 2011 – 2018 Canadian corporate dividends. These reassessments denied certain dividend deductions on the basis that the dividends were received as part of a “dividend rental arrangement”. In general, the tax rules raised by the Canadian tax authorities were prospectively addressed in the 2015 and 2018 Canadian federal budgets. We filed Notices of Appeal with the Tax Court of Canada and the matter is in litigation. We remain of the view that our tax filing positions were appropriate and intend to challenge all reassessments. However, if such challenges are unsuccessful, the additional expense would negatively impact our net income.